Earnings (Loss) Per Share - Reconciliation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator for earnings (loss) per share calculation:
Net income attributable to GCM Grosvenor Inc.		$ 7,507	$ 0	$ 0
Exchange of Partnership units		(98,929)
Net loss attributable to common stockholders, diluted		$ (91,422)
Denominator for earnings (loss) per share calculation:
Weighted-average shares, basic (in shares)	[1]	39,984,515	0	0
Exchange of partnership units (in shares)		144,235,246
Weighted-average shares, diluted (in shares)	[1]	184,219,761	0	0
Basic EPS
Net income attributable to common stockholders, basic		$ 7,507
Weighted-average shares, basic (in shares)	[1]	39,984,515	0	0
Net income per share attributable to common stockholders, basic (in dollars per share)	[1]	$ 0.19	$ 0	$ 0
Diluted EPS
Net loss attributable to common stockholders, diluted		$ (91,422)
Weighted-average shares, diluted (in shares)	[1]	184,219,761	0	0
Net income per share attributable to common stockholders, diluted (in dollars per share)	[1]	$ (0.50)	$ 0	$ 0

[1]	Represents earnings (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from November 17, 2020 through December 31, 2020, the period following the Transaction, as defined in Note 3 (see Note 19).